Amounts Due from Related-Parties (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related-parties		$ 200,682	$ 4,935,698
C Media Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[1]		4,731,841
Ya Tuo Ji International Consultancy (Beijing) Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[2]	$ 200,682	$ 203,857

[1]	C Media Limited is controlled by Mr. Xuesong Song, the CEO and Chairman of the Company ("Mr. Song").
[2]	The spouse of Mr. Song has significant influence in Ya Tuo Ji.The loan is unsecured, interest-free and repayable on December 31, 2020. The original payment date was January 5, 2019.